INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Taxes on income (income tax benefits) are comprised as follows:

	Year ended December 31,
	2015	2014	2013

Deferred tax benefit	$(777)	$(224)	$(432)
Current taxes	1,323	958	376

	$546	$734	$(56)

Domestic	$209	$140	$(6)
Foreign	337	594	(50)

	$546	$734	$(56)
Domestic taxes:
Current	$209	$140	$(6)
Deferred	-	-	-

	209	140	(6)
Foreign taxes:
Current	1,114	818	382
Deferred	(777)	(224)	(432)

	337	594	(50)

Income taxes (income tax benefits)	$546	$734	$(56)

The components of loss before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2015	2014	2013

Domestic	$(4,642)	$(2,540)	$(688)
Foreign	1,561	1,582	3

	$(3,063)	$(958)	$(685)

b.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2015	2014	2013
Loss before taxes, as reported in the consolidated statements of income	$(3,063)	$(958)	$(685)

Statutory tax rate	25%	26.5%	25%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$26.5%	$(254)	$(171)
State taxes and tax adjustment in respect of different tax rate of foreign subsidiaries	(812)	112	(6)
Non-deductible expenses and other permanent differences	307	496	226
Losses and timing differences for which valuation allowance was provided	(26)	288	760
Utilization of tax losses for which valuation allowance was provided for in prior years	861	(52)	(816)
Withholding taxes	(14)	175	92
Other	209	(31)	(141)

Actual taxes on income (income tax benefit)	$546	$734	$(56)

c.	Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2013 - 25%, 2014 and 2015– 26.5%. On January 5, 2016 the Israeli parliament approved the reduction of the corporate tax rate to 25%, starting from January 1, 2016. Israeli companies are generally subject to Capital Gains Tax at the corporate tax rate.

The Company and its Israeli subsidiaries have not received final tax assessments since incorporation. However, in accordance with the Israeli tax laws, tax returns submitted up to and including the 2011 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward were approximately $ 42,500 as of December 31, 2015. Such losses can be carried forward indefinitely to offset future taxable income of the Company.

d.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The U.S. tax returns for the years prior to 2011 are considered final.

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2015	2014

Net operating loss carry forwards	$13,974	$12,590
Temporary differences related to research and development expenses	2,242	1,865
Temporary differences related to accrued employee costs	441	378
Deferred revenue and other	1,012	706
Total deferred tax asset before valuation allowance	17,669	15,539
Less - valuation allowance	(15,045)	(14,834)

Deferred tax asset	2,624	705

Deferred tax liability - Intangible assets and other	(2,345)	(68)

Deferred tax assets, net	$279	$637

Domestic:	$-	$-

Foreign:
	$279	$637

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel and in several of its subsidiaries. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The increase in the valuation allowance relates to increase in net operating losses and other temporary differences for which full valuation allowance was recorded.

ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

f.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2015	2014

Opening balance	$93	$103
Additions for prior years' tax position	-	10
Additions related to the current year	113	-
Reduction of prior years' tax position due to lapse of statute of limitation	(15)	(20)

Closing balance	$191	$93

Included in accrued expenses and other current liabilities	$40	$39

Included in other long term liabilities	$151	$54

As of December 31, 2015, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2015 and 2014, the Company recorded immaterial expenses for interest and exchange rate differences, net related to prior years’ uncertain tax positions. As of December 31, 2015 and 2014, the Company had accrued interest liability related to uncertain tax positions in the amount of $ 39, which is included in the liability balance. In the next 12 months, the statute of limitations with respect to the 2011 tax year will lapse, which will impact the unrecognized tax position liability balance with respect to the 2011 tax year. The Company does not expect other changes in this respect over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.